DISCONTINUED OPERATIONS - 10K (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring charges and other, net	$ 0.5			$ (3.6)						$ 1.8	$ (3.1)	$ 10.5	$ 21.3	$ 3.5
Income Statement Disclosures [Abstract]
(Loss) income from discontinued operations, net of taxes	(2.5)	$ (1.4)	$ (1.7)	0.0	$ (0.1)	$ 0.4	$ 0.4	$ 3.7	$ (3.2)	(2.1)	(0.1)	(3.2)	1.3	(30.4)
Operations in China [Member]
Income Statement Disclosures [Abstract]
Net sales	0.0			0.0						0.0	0.0	0.0	2.6	13.8
(Loss) income from discontinued operations, before taxes	(2.5)			0.0						(2.1)	(0.1)	(3.2)	1.5	(30.8)
Provision for income taxes	0.0			0.0						0.0	0.0	0.0	0.2	(0.4)
(Loss) income from discontinued operations, net of taxes	(2.5)			$ 0.0						(2.1)	$ (0.1)	(3.2)	1.3	(30.4)
Balance Sheet Disclosures [Abstract]
Cash and cash equivalents	1.8	2.0				2.4				1.8		2.0	2.4
Trade receivables, net	0.2	0.2				0.2				0.2		0.2	0.2
Total current assets	2.0	2.2				2.6				2.0		2.2	2.6
Total assets	2.0	2.2				2.6				2.0		2.2	2.6
Accounts payable	0.6	0.7				0.2				0.6		0.7	0.2
Accrued expenses and other	3.5	3.6				3.9				3.5		3.6	3.9
Total current liabilities	4.1	4.3				4.1				4.1		4.3	4.1
Total liabilities	$ 4.1	$ 4.3				$ 4.1				$ 4.1		$ 4.3	$ 4.1
December 2013 Program [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring charges and other, net									$ 13.5					$ 20.0